THE TRAVELERS VARIABLE LIFE SEPARATE ACCOUNT TWO
                THE TRAVELERS VARIABLE LIFE SEPARATE ACCOUNT FOUR

                        SUPPLEMENT DATED MARCH 9, 2005 TO
              THE PORTFOLIO ARCHITECT LIFE VARIABLE LIFE INSURANCE
                      PRODUCT PROSPECTUS DATED MAY 3, 2004

         THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN YOUR VARIABLE CONTRACT PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         Effective February 28, 2005, the TRAVELERS SERIES TRUST: MFS EMERGING GROWTH PORTFOLIO merged into the Travelers Series Trust: MFS Mid Cap Growth Portfolio. As a result of the merger, the Travelers Series
         Trust: MFS Emerging Growth Portfolio has been merged out of existence and is no longer available as an investment option. All references to the Travelers Series Trust: MFS Emerging Growth Portfolio are hereby deleted.

         THE FOLLOWING INFORMATION REPLACES THE INFORMATION IN THE FEE TABLE FOR THE TRAVELERS SERIES TRUST: MFS MID CAP GROWTH PORTFOLIO:

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                    DISTRIBUTION                                  CONTRACTUAL FEE       NET TOTAL
                                                       AND/OR                     TOTAL ANNUAL         WAIVER            ANNUAL
                                     MANAGEMENT    SERVICE (12B-1)     OTHER       OPERATING       AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                        FEE             FEES          EXPENSES      EXPENSES       REIMBURSEMENT        EXPENSES
-------------------                 ------------  -----------------  ----------  --------------  ------------------   -------------
THE TRAVELERS SERIES TRUST......
MFS Mid Cap Growth Portfolio....       0.25%             --             0.02%         0.27%              --               0.27%(1)



--------------------
(1) Effective as of the close of business on February 25, 2005, the investment advisory fee is revised to a fee calculated at an annual rate in accordance with the following schedule:

----------------------------------------------------------------------
COMBINED ASSETS
(AS DESCRIBED BELOW)                             FEE RATE
----------------------------------------------------------------------
Up to $600,000,000                               0.7775%
----------------------------------------------------------------------
$600,000,000 to $900,000,000                     0.7525%
----------------------------------------------------------------------
$900,000,000 to $1.5 billion                     0.7275%
----------------------------------------------------------------------
$1.5 billion to $2.5 billion                     0.7025%
----------------------------------------------------------------------
Over $2.5 billion                                0.6525%
----------------------------------------------------------------------

For purposes of meeting the various assets levels and determining an effective fee rate for the Fund, the combined average daily net assets of: (1) the Fund,
(2) The Travelers Series Trust: MFS Value Portfolio, and (3) a portfolio of another investment company for which an affiliate of TAMIC is investment adviser and MFS is subadviser, are used.




March 2005                                                               L-24496